Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Current assets
Cash	$ 3,260,568	$ 2,408,526	$ 1,891,772
Receivables	254,391	203,021	412,310
Inventory	2,866,054	2,708,721	4,173,573
Prepaid expenses and deposits	592,613	751,139	881,628
Assets classified as held for sale	1,164,696	1,170,947	1,240,011
Total current assets	8,138,322	7,242,354	8,599,294
Non-current assets
Property and equipment	3,390,933	3,433,094	4,685,118
Right-of-use assets	8,746,825	8,829,298	8,385,533
Intangible assets	6,286,590	6,482,865	7,886,825
Goodwill	28,541,323	28,541,323	28,541,323
Security deposit		0	46,871
Deferred tax asset	121,843	0	166,440
Total assets	55,225,836	54,528,934	58,311,404
Current liabilities
Accounts payable and accrued liabilities	2,593,195	2,215,956	2,921,426
Convertible promissory notes	1,156,259	1,156,259	1,156,259
Promissory note payable		0	2,026,667
Income taxes payable	10,230,423	9,719,872	7,736,858
Deferred revenue	287,560	301,562	94,068
Lease liabilities - current portion	387,400	374,548	398,723
Liabilities classified as held for sale	392,320	396,943	640,266
Total current liabilities	15,047,157	14,165,140	14,974,267
Non-current liabilities
Lease liabilities	9,120,396	9,192,588	8,554,702
Deposit liability		0	175,000
Derivative liability	84,871	108,233	239,700
Reclamation obligation	0	0	52,659
Deferred tax liability	0	15,965	0
Total liabilities	24,252,424	23,481,926	23,996,328
Commitments and contingencies
SHAREHOLDERS' EQUITY
Common stock, no par value; unlimited shares authorized; 120,047,814, 120,047,814 and 120,047,814 shares issued and outstanding as of March 31, 2024, January 31, 2024 and 2023, respectively	105,467,920	105,467,920	105,445,792
Commitment to issue shares	628,141	628,141	628,141
Accumulated other comprehensive loss	(2,271,248)	(2,272,056)	(2,287,145)
Deficit	(72,851,401)	(72,776,997)	(69,471,712)
Total shareholders' equity	30,973,412	31,047,008	34,315,076
Total liabilities and shareholders' equity	$ 55,225,836	$ 54,528,934	$ 58,311,404